INCOME TAXES - Income Tax Benefit (Expense) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current income tax expense	€ (756)	€ (471)	€ (787)
Deferred income tax (expense) benefit	563	(45)	108
Total	(193)	(516)	(679)
France
Current income tax expense	(320)	(158)	(237)
Deferred income tax (expense) benefit	8	8	(1)
Other countries
Current income tax expense	(436)	(312)	(550)
Deferred income tax (expense) benefit	€ 556	€ (53)	€ 109